UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-3081

Dreyfus Appreciation Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	9/30/13

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Appreciation Fund, Inc.
September 30, 2013 (Unaudited)

Common Stocks--99.7%	Shares		Value ($)
Banks--1.3%
HSBC Holdings, ADR	418,166	a	22,689,687
Wells Fargo & Co.	1,300,000		53,716,000
			76,405,687
Capital Goods--4.7%
Berkshire Hathaway, Cl. A	322	b	54,872,020
Caterpillar	882,500		73,574,025
General Electric	1,727,400		41,267,586
United Technologies	976,600		105,297,012
			275,010,643
Consumer Durables & Apparel--1.1%
Christian Dior	326,500		64,055,585
Consumer Services--2.9%
McDonald's	1,764,700		169,781,787
Diversified Financials--5.7%
American Express	500,000		37,760,000
BlackRock	315,000		85,245,300
Franklin Resources	1,620,000		81,891,000
JPMorgan Chase & Co.	2,458,400		127,074,696
			331,970,996
Energy--18.9%
Canadian Natural Resources	700,000		22,008,000
Chevron	1,922,400		233,571,600
ConocoPhillips	1,456,700		101,255,217
EOG Resources	100,000		16,928,000
Exxon Mobil	3,058,598		263,161,772
Imperial Oil	1,350,000		59,346,000
Occidental Petroleum	1,685,600		157,671,024
Phillips 66	808,350		46,738,797
Royal Dutch Shell, Cl. A, ADR	1,486,800		97,653,024
Total, ADR	1,939,900		112,359,008
			1,110,692,442
Food & Staples Retailing--2.0%
Walgreen	1,822,200		98,034,360

Whole Foods Market	315,000		18,427,500
			116,461,860
Food, Beverage & Tobacco--19.4%
Altria Group	3,453,700		118,634,595
Coca-Cola	6,700,000		253,796,000
Diageo, ADR	500,000		63,540,000
Kraft Foods Group	726,856		38,116,329
Mondelez International, Cl. A	2,070,568		65,057,246
Nestle, ADR	2,361,150		164,336,040
PepsiCo	1,009,300		80,239,350
Philip Morris International	3,443,700		298,189,983
SABMiller	1,150,000		58,622,748
			1,140,532,291
Health Care Equipment & Services--1.7%
Abbott Laboratories	2,046,300		67,916,697
Intuitive Surgical	91,200	b	34,315,824
			102,232,521
Household & Personal Products--4.3%
Estee Lauder, Cl. A	1,335,800		93,372,420
Procter & Gamble	2,082,300		157,401,057
			250,773,477
Insurance--.6%
ACE	380,000		35,552,800
Materials--3.3%
Air Products & Chemicals	510,000		54,350,700
Freeport-McMoRan Copper & Gold	1,851,200		61,237,696
Praxair	625,100		75,143,271
			190,731,667
Media--5.6%
Comcast, Cl. A	1,300,000		58,695,000
McGraw-Hill Financial	657,000		43,092,630
News Corp., Cl. A	553,077	b	8,882,417
News Corp., Cl. B	41,725	b	685,542
Time Warner Cable	560,000		62,496,000
Twenty-First Century Fox, Cl. A	2,212,308		74,112,318
Twenty-First Century Fox, Cl. B	166,900		5,574,460
Walt Disney	1,200,000		77,388,000
			330,926,367
Pharmaceuticals, Biotech & Life Sciences--9.8%

AbbVie	1,996,300		89,294,499
Johnson & Johnson	2,235,900		193,830,171
Merck & Co.	1,034,000		49,228,740
Novartis, ADR	400,000		30,684,000
Novo Nordisk, ADR	553,500		93,663,270
Roche Holding, ADR	1,773,400		119,757,702
			576,458,382
Retailing--3.7%
Target	1,724,100		110,307,918
Wal-Mart Stores	1,449,100		107,175,436
			217,483,354
Semiconductors & Semiconductor Equipment--3.3%
Intel	3,434,500		78,718,740
Texas Instruments	2,222,200		89,487,994
Xilinx	495,000		23,195,700
			191,402,434
Software & Services--4.8%
Automatic Data Processing	992,800		71,858,864
International Business Machines	800,000		148,144,000
Oracle	1,850,000		61,364,500
			281,367,364
Technology Hardware & Equipment--5.6%
Apple	569,200		271,366,100
QUALCOMM	875,000		58,940,000
			330,306,100
Transportation--1.0%
Canadian Pacific Railway	475,000	a	58,567,500
Total Common Stocks
(cost $3,711,346,951)			5,850,713,257

Other Investment--.2%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $14,253,076)	14,253,076	[c]	14,253,076
Investment of Cash Collateral for
Securities Loaned--.6%
Registered Investment Company;
Dreyfus Institutional Cash

Advantage Fund
(cost $32,029,600)	32,029,600 [c]	32,029,600
Total Investments (cost $3,757,629,627)	100.5%	5,896,995,933
Liabilities, Less Cash and Receivables	(.5%)	(29,384,080)
Net Assets	100.0%	5,867,611,853

ADR - American Depository Receipts

a Security, or portion thereof, on loan. At September 30, 2013, the value of the fund's securities on loan was $30,876,125 and the value of the collateral held by the fund was $32,029,600.
b Non-income producing security.
c Investment in affiliated money market mutual fund.

At September 30, 2013, net unrealized appreciated on investments was $2,139,366,306 of which $2,169,565,973 related to appreciated investment securities and $30,199,667 related to depreciated investment securities. At September 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Food, Beverage & Tobacco	19.4
Energy	18.9
Pharmaceuticals, Biotech & Life Sciences	9.8
Diversified Financials	5.7
Media	5.6
Technology Hardware & Equipment	5.6
Software & Services	4.8
Capital Goods	4.7
Household & Personal Products	4.3
Retailing	3.7
Semiconductors & Semiconductor Equipment	3.3
Materials	3.3
Consumer Services	2.9
Food & Staples Retailing	2.0
Health Care Equipment & Services	1.7
Banks	1.3
Consumer Durables & Apparel	1.1
Transportation	1.0
Money Market Investments	.8
Insurance	.6
100.5

† Based on net assets.

The following is a summary of the inputs used as of September 30, 2013 in valuing the fund's investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted Quoted	Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	4,883,430,693	-	-	4,883,430,693
Equity Securities - Foreign Common Stocks+	844,604,231	122,678,333++	-	967,282,564
Mutual Funds	46,282,676	-	-	46,282,676

+ See Statement of Investments for additional detailed categorizations.
++ Securities classified as Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Appreciation Fund, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	November 25, 2013

By: /s/ James Windels
James Windels Treasurer
Date:	November 25, 2013

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)